GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	$ 5,236	$ 5,973	$ 7,708
Service Revenues	24,432	25,662	26,083
Total revenues	29,668	31,635	33,791
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	2,730	1,736	1,433
Service Revenues	3,692	4,191	3,837
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	1,058	1,099	2,421
Service Revenues	3,957	4,164	4,881
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	877	922	2,127
Service Revenues	3,674	4,016	4,658
North and South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	339	1,961	1,343
Service Revenues	12,808	12,847	12,270
Africa and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	231	255	384
Service Revenues	$ 296	$ 444	$ 437